Shareholders' Equity (Stock Option Summary) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, number of options	365,495	249,911	266,005	214,701
Options exercisable, number of options	124,312
$15.28 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price US$	$ 15.28
Options outstanding, number of options	6,575
Options outstanding, weighted average remaining contractual life (in years)	1 year 8 months 12 days
Options exercisable, number of options	6,575
Options exercisable, weighted average remaining contractual life (in years)	1 year 8 months 12 days
$26.91 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price US$	$ 26.91
Options outstanding, number of options	20,415
Options outstanding, weighted average remaining contractual life (in years)	4 years 7 months 6 days
Options exercisable, number of options	20,415
Options exercisable, weighted average remaining contractual life (in years)	4 years 7 months 6 days
33.27 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price US$	$ 33.27
Options outstanding, number of options	19,706
Options outstanding, weighted average remaining contractual life (in years)	7 years 3 months 19 days
Options exercisable, number of options	19,706
Options exercisable, weighted average remaining contractual life (in years)	7 years 3 months 19 days
28.38 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price US$	$ 28.38
Options outstanding, number of options	77,616
Options outstanding, weighted average remaining contractual life (in years)	5 years 4 months 24 days
Options exercisable, number of options	77,616
Options exercisable, weighted average remaining contractual life (in years)	5 years 4 months 24 days
39.62 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price US$	$ 39.62
Options outstanding, number of options	109,840
Options outstanding, weighted average remaining contractual life (in years)	6 years 1 month 6 days
Options exercisable, number of options
36.11 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price US$	$ 36.11
Options outstanding, number of options	131,343
Options outstanding, weighted average remaining contractual life (in years)	7 years 3 months 19 days
Options exercisable, number of options